PELP Acquisition Business Combination, Revenues and Net Income (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018
Business Combinations [Abstract]
Revenues	$ 21,482	$ 21,202	$ 42,952
Net loss	$ (9,837)	$ 1,297	$ (8,536)